Basis of presentation	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation

2. Basis of presentation

(a) Basis of presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States (U.S. GAAP) and include the accounts of Phreesia, Inc. and its branch operation in Canada.

(b) Fiscal year

The Company’s fiscal year ends on January 31. References to fiscal 2018 and 2019 refer to the fiscal year ended

January 31, 2018 and 2019, respectively.

(c) Unaudited interim financial statements

The accompanying financial statements and the related footnote disclosures are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual audited consolidated financial statements and, in the opinion of management, reflect all adjustments, which include normal recurring adjustments, necessary for the fair statement of the Company’s interim financial position as of October 31, 2019 and the results of its operations and its cash flows for the periods ended October 31, 2018 and 2019. The results for the interim periods are not necessarily indicative of results to be expected for the full year, any other interim periods, or any future year or period. The Company’s management believes that the disclosures are adequate to make the information presented not misleading when read in conjunction with the audited financial statements and accompanying notes for the year ended January 31, 2019.

2. Basis of presentation

(a) Basis of presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and include the accounts of Phreesia, Inc. and its branch operation in Canada.

(b) Fiscal year

The Company’s fiscal year ends on January 31. References to fiscal 2018 and 2019 refer to the fiscal year ended January 31, 2018 and 2019, respectively.